NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 22, 2019
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,016,958	$ 1,263,267	$ 3,670,336	$ 1,162,863
Retained Earnings (Accumulated Deficit)	$ 9,419,099		8,385,496	$ 4,692,009
[custom:CurrentLiabiliesInExcessOfCurrentAssets-0]			$ 583,636
U W R L [Member]
Equity Method Investment, Ownership Percentage					100.00%